Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table depicts the disaggregation of revenue according to customer type and is consistent with how we evaluate our financial performance. We believe this depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Year Ended December 31, 2021
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$543,881	$—	$—	$—	$543,881
Transferred at a point in time	—	2,479	1,284	1,539	5,302
Total	$543,881	$2,479	$1,284	$1,539	$549,183

	Year Ended December 31, 2020
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$356,265	$—	$—	$—	$356,265
Transferred at a point in time	—	1,965	3,386	2,563	7,914
Total	$356,265	$1,965	$3,386	$2,563	$364,179

	Year Ended December 31, 2019
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$260,640	$—	$—	$—	$260,640
Transferred at a point in time	—	2,669	6,825	2,089	11,583
Total	$260,640	$2,669	$6,825	$2,089	$272,223
Revenue recognition by subscription type was as follows:

	Year Ended December 31,
	2021	2020	2019
Lifetime subscriptions	$192,273	$134,525	$98,578
Term subscriptions	351,608	221,740	162,062
Non-subscription revenue	5,302	7,914	11,583
Total	$549,183	$364,179	$272,223
Revenue for the Lifetime and Term subscription types are determined based on the terms of the subscription agreements. Non-subscription revenue consists of revenue from advertising and other revenue.
Net revenue by principal geographic areas was as follows:

	Year Ended December 31,
	2021	2020	2019
United States	$547,026	$361,547	$265,647
International	2,157	2,632	6,576
Total	$549,183	$364,179	$272,223

Summary of Contract Balances	Accounts receivable, deferred revenue and obligation for refunds are as follows:

	As of December 31,
	2021	2020	2019
Contract balances
Accounts receivable	$7,805	$12,398	$7,332
Obligations for refunds	5,590	3,448	2,214
Deferred revenue – current	311,543	274,819	190,778
Deferred revenue – non-current	393,043	254,481	160,907

Capitalized Contract Cost
The following table presents the opening and closing balances of our capitalized costs associated with contracts with customers:

Balance at January 1, 2019	$35,565
Royalties and sales commissions – additions	18,984
Revenue share and cost per acquisition fees – additions	6,284
Amortization of capitalized costs	(18,519)
Balance at December 31, 2019	$42,314
Royalties and sales commissions – additions	43,273
Revenue share and cost per acquisition fees – additions	52,193
Amortization of capitalized costs	(30,544)
Balance at December 31, 2020	$107,236
Royalties and sales commissions – additions	68,938
Revenue share and cost per acquisition fees – additions	98,747
Amortization of capitalized costs	(71,850)
Balance at December 31, 2021	$203,071